Assets Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 17, 2024	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Extractive Industries Rollforward [Abstract]
Opening asset under development balance		$ 1,562,828	$ 1,152,032
Transferred from other non-current assets (note 16)		255,288	0
Additions		134,082	338,327
Interest costs capitalized		67,523	72,469
Closing asset under development balance		2,019,721	1,562,828
Pre-operational assets		8,241	189,023
FLNG Gimi
Extractive Industries Rollforward [Abstract]
Opening asset under development balance		1,562,828	1,152,032
Transferred from other non-current assets (note 16)		0	0
Additions		104,962	338,327
Interest costs capitalized		67,523	72,469
Closing asset under development balance		1,735,313	1,562,828
MK II FLNG
Extractive Industries Rollforward [Abstract]
Opening asset under development balance		0	0
Transferred from other non-current assets (note 16)		255,288	0
Additions		29,120	0
Interest costs capitalized		0	0
Closing asset under development balance		$ 284,408	$ 0
Pre-operational assets				$ 215,600
Preoperational Assets, Capitalized Cost	$ 39,700